Financial Instruments (Schedule of Carrying Amount, Fair Value, and Placement in Fair Value Hierarchy of Company's Financial Instruments, Excluding Financial Instruments, which the Carrying Amount Approximates Fair Value) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments-Assets
Net Loans	$ 421,418	$ 408,548
Financial Instruments - Liabilities
Time Deposits	147,725	167,355
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Net Loans	417,229	405,876
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Time Deposits	144,656	165,257
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Net Loans	0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Time Deposits	0
Significant Other Observable Inputs (Level 2)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Net Loans	416,426	405,410
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Time Deposits	144,656	165,257
Significant Unobservable Inputs (Level 3)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Net Loans	803	$ 466
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Time Deposits	$ 0